Related Parties	12 Months Ended
Dec. 31, 2022
Related Parties
Related Parties

27.           Related Parties

Related parties transactions are carried out under conditions and prices established by the parties, the intercompany transactions are eliminated in consolidation.

As of December 31, 2022, the Company has in trade and other payables R$71,054 (R$7,269 as of December 31, 2021, registered in trade and other receivables) with shareholder Twilio Inc. related to agreement established between the Company and Twilio Inc. which establish for the reimbursement of SMS costs.